Other Income	12 Months Ended
Jun. 30, 2025
Other Operating Income [Abstract]
Other Income
6.	Other Income

	2025 $’000	2024 $’000	2023 $’000
Gain on remeasurement of deferred income	4,546	–	–
Government grants and incentives	251	432	598
Income from sale of tax benefits under flow through share arrangements	6,084	5,294	2,578
Other income	439	405	1,097
Total other income	11,320	6,131	4,273